Financial Instruments - Schedule of Portfolios of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	$ 598,794,865	$ 2,467,190,345
Deposits
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	5,707,779,943	6,670,282,388
Fair Value through OCI	0	0
Liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	49,485,078	243,592
Amortized Cost	0	0
Fair Value through OCI	0	0
Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	12,238,747	5,275,600
Amortized Cost	0	0
Fair Value through OCI	0	0
Repurchase Transactions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0
Amortized Cost	23,346,266
Fair Value through OCI	0
Other Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	1,273,329,296	1,086,252,228
Fair Value through OCI	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	138,128,699	116,684,862
Fair Value through OCI	0	0
Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	92,715,512	209,587,705
Fair Value through OCI	0	0
Subordinated Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	205,612,893	141,394,653
Fair Value through OCI	0	0
Cash and Due from Banks
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	1,995,884,822	1,393,686,854
Fair Value through OCI	0	0
Argentine Central Bank's Bills
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	2,242,639,562
Amortized Cost	316,319,663	0
Fair Value through OCI	0	0
Government Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	572,828,611	220,650,695
Amortized Cost	0	0
Fair Value through OCI	0	0
Corporate Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	25,966,254	3,900,088
Amortized Cost	0	0
Fair Value through OCI	0	0
Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	35,290,286	10,362,961
Amortized Cost	0	0
Fair Value through OCI	0	0
Repurchase Transactions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	1,170,165,239	359,750,280
Fair Value through OCI	0	0
Other Financial Assets
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	49,300,833	32,881,802
Amortized Cost	128,802,703	141,558,441
Fair Value through OCI	0	0
Loans and Other Financing
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	3,080,706,325	3,871,626,785
Fair Value through OCI	0	0
Other Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	1,588,686,366	1,130,358,620
Fair Value through OCI	21,328,319	11,495,275
Financial Assets Pledged as Collateral
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	36,054,319	2,263,880
Amortized Cost	395,502,883	471,395,656
Fair Value through OCI	0	0
Investments in Equity Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	9,637,518	6,972,539
Amortized Cost	0	0
Fair Value through OCI	$ 0	$ 0